RECLAMATION AND CLOSURE PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
Disclosure of changes to reclamation and closure provision during the year [Table Text Block]
2021
Balance, beginning of year	$-
Reclamation and closure provision capitalized to mineral property, plant, and equipment	2,713
Balance, end of year	$2,713